PRINCIPAL ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
PRINCIPAL ACCOUNTING POLICIES
Schedule of estimated useful lives

Depreciation and amortization are computed using the straight-line method over the following estimated useful lives:

Leasehold improvements	Shorter of respective lease term or estimated useful life

Computer and equipment	3 to 4 years

Software	5 years

Office furniture and fixtures	3 years

Motor vehicles	5 years

Office buildings	10 to 20 years

Depreciation and amortization are computed using the straight-line method over the following estimated useful lives:

Leasehold improvements	Shorter of respective lease term or estimated useful life

Computer and equipment	3 to 4 years

Software	5 years

Office furniture and fixtures	3 years

Motor vehicles	5 years

Office buildings	10 to 20 years